                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-7215

Exact name of registrant as specified in charter:      Dryden Total Return Bond Fund,
                                                       Inc.

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Deborah Docs
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-7521

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

Dryden
Total Return Bond Fund, Inc.

Formerly known as Prudential Total Return Bond Fund, Inc.

JUNE 30, 2003    SEMIANNUAL REPORT

(GRAPHIC)

FUND TYPE       OBJECTIVE
Taxable bond    Total return
                -----------------------------
                This report is not authorized for
                distribution to prospective investors unless preceded or accompanied by a current prospectus.

                The views expressed in this report
                and information about the Fund's
                portfolio holdings are for the period covered by this report and are subject to change thereafter.

                JennisonDryden is a service mark of The Prudential Insurance Company of America.

JennisonDrydenMutualFunds

Dear Shareholder,                     August 15, 2003

Stocks and bonds often move in opposite
directions. However, for a period during the spring of 2003, both markets in the United
States rallied in tandem. Recently, signs of stronger economic growth have helped sustain the rise in equities but weighed heavily on bonds. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.
Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you.
JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Dryden Total
Return Bond Fund, Inc. in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Dryden Total Return Bond Fund, Inc.

                       Dryden Total Return Bond Fund, Inc. 1

Your Fund's Performance

Fund Objective

The investment objective of the Dryden Total
Return Bond Fund, Inc. (the Fund) is total return. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1 as of 6/30/03

                                    Six Months  One Year      Five Years      Since Inception2
Class A                                5.31%     10.77%     31.11%  (30.91)    86.60%  (85.46)
Class B                                4.94       9.96      27.38   (27.19)    77.52   (76.43)
Class C                                5.06      10.22      28.02   (27.82)    78.38   (77.29)
Class Z                                5.44      11.05      32.69   (32.49)    57.21   (56.60)
Lehman Brothers Aggregate Bond Index3  3.93      10.40          43.87               ***
Lipper General Bond Funds Avg.4        4.90       9.32          29.19               ****

Average Annual Total Returns1 as of 6/30/03

                                     One Year   Five Years     Since Inception2
Class A                                6.34%   4.71%  (4.68)    7.12%  (7.05)
Class B                                4.96    4.80   (4.77)    7.01   (6.93)
Class C                                8.13    4.85   (4.82)    6.94   (6.87)
Class Z                               11.05    5.82   (5.79)    6.89   (6.83)
Lehman Brothers Aggregate Bond Index3 10.40        7.55             ***
Lipper General Bond Funds Avg.4        9.32        5.23             ****

Distributions and Yields1 as of 6/30/03

                              Total Distributions      30-Day
                              Paid for Six Months    SEC Yield
Class A                             $0.27              2.54%
Class B                             $0.22              1.90
Class C                             $0.24              2.13
Class Z                             $0.28              2.91

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. The Fund charges a maximum front-end sales charge of 4% for Class
A shares and a 12b-1 fee of up to 0.30%
annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of 0.75% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, Class
B, and Class C, 1/10/95; and Class Z, 9/16/96.
3The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government

2 Visit our website at www.jennisondryden.com and its agencies, and by corporations with between 1 and 10 years remaining to maturity.
It gives a broad look at how short- and
intermediate-term bonds have performed. 4The
Lipper General Bond Funds Average (Lipper
Average) represents returns based on an average return of all funds in the Lipper General Bond
Funds category for the periods noted. Funds in the Lipper Average do not have any quality or maturity restrictions. They intend to keep the bulk of their assets in corporate and government debt issues. Investors cannot invest directly in an index. The returns for the Lehman Brothers Aggregate Bond Index and the
Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers Aggregate Bond Index
Closest Month-End to Inception cumulative total returns as of 6/30/03 are 101.29% for Class A, Class B, and Class C, and 68.87% for Class Z.
Lehman Brothers Aggregate Bond Index Closest
Month-End to Inception average annual total returns as of 6/30/03 are 8.58% for Class A, Class B, and Class C, and 8.07% for Class Z.
****Lipper Average Closest Month-End to
Inception cumulative total returns as of 6/30/03 are 86.38% for Class A, Class B, and
Class C, and 51.36% for Class Z. Lipper Average
Closest Month-End to Inception average annual total returns as of 6/30/03 are 7.56% for Class
A, Class B, and Class C, and 6.30% for Class Z.

Five Largest Issuers expressed as a percentage
of total investments(D) as of 6/30/03
Federal National Mortgage Association               25.9%
United States Treasury                               5.6
Federal Home Loan Mortgage Corp.                     2.3
News America, Inc.                                   1.5
Government National Mortgage Association             1.4

D Excludes cash received as a result of
securities on loan. Issuers are subject to change.

Portfolio Composition expressed as a percentage
of net assets as of 6/30/03.
Corporates                                          45.1%
Mortgages                                           32.4
U.S. Treasuries                                      6.9
U.S. Agencies                                        5.9
Commercial Mortgage-Backed Securities                3.8
Asset-Backed Securities                              2.8
Non-Dollar                                           2.3
Cash & Equivalents                                   0.8

Portfolio Composition is subject to change.

Credit Quality* expressed as a percentage of
net assets as of 6/30/03.
U.S. Govt & Agency                                  45.0%
AAA                                                 10.0
AA                                                   2.1
A                                                    8.5
BBB                                                 28.6
BB                                                   3.5
B                                                    1.5
Cash & Equivalents                                   0.8

*Source: Highest ratings between Moody's
Investor Service (Moody's) or Standard & Poor's
Rating Service (S&P).

Credit Quality is subject to change.

                       Dryden Total Return Bond Fund, Inc. 3

Portfolio of Investments
as of June 30, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
 LONG-TERM INVESTMENTS  98.7%
 ASSET BACKED SECURITIES  3.8%
 -----------------------------------------------------------------------------------
                               Citibank Credit Card, Master Trust I,
                                Ser. 1999-5, Class A,
 Aaa         $     5,000(a)     6.10%, 5/15/08                           $     5,566,715
                               Lehman Brothers, Inc.,
                                TRAINS, HY-2003-1,
 B1                3,886(g)     8.467%, 5/15/13                                4,182,155
                               MBNA Master Credit Card Trust II,
                                Ser. 1999-J,
 Aaa               4,700        7.00%, 2/15/12                                 5,638,123
                                                                         ---------------
                               Total asset backed securities                  15,386,993
                                                                         ---------------
 DOMESTIC CORPORATE BONDS  36.0%
 -----------------------------------------------------------------------------------
                               Allied Waste North America, Inc.,
                                Sr. Notes, Ser. B,
 Ba3                 615        7.375%, 1/1/04                                   625,762
                               Altria Group, Inc., Notes,
 Baa2                325(b)     7.65%, 7/1/08                                    363,216
                               Amerada Hess Corp., Notes,
 Baa3                445        6.65%, 8/15/11                                   513,350
                               American Standard, Inc., Sr. Notes,
 Ba2                 220        7.375%, 4/15/05                                  233,200
                               AOL Time Warner, Inc., Notes,
 Baa1                900       5.625%, 5/1/05                                    955,464
 Baa1              1,000       6.75%, 4/15/11                                  1,138,538
 Baa1              1,000       6.875%, 5/1/12                                  1,141,616
                               Aon Corp., Sr. Notes,
 Baa2                 65        7.375%, 12/14/12                                  78,408
                               AT&T Corp., Sr. Notes,
 Baa2                625(h)    6.50%, 11/15/06                                   695,129
 Baa2                250       7.80%, 11/15/11                                   285,778
 Baa2                185(b)    8.50%, 11/15/31                                   209,769
                               AT&T Wireless Services, Inc., Notes,
 Baa2                500        8.125%, 5/1/12                                   602,428
                               Bank of America Corp., Sr. Notes,
 Aa2                 400        5.875%, 2/15/09                                  454,962
                               Bank United Corp., Sr. Sub. Notes,
 Baa1              2,750        8.875%, 5/1/07                                 3,283,255

See Notes to Financial Statements.
4 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Bell Telephone Co., Debs.,
 Aa2         $     1,500        8.35%, 12/15/30                          $     2,017,779
                               BellSouth Corp., Notes,
 A1                1,000        6.875%, 10/15/31                               1,176,360
                               BJ Services Co., Notes, Ser. B,
 Baa2              2,000        7.00%, 2/1/06                                  2,188,218
                               Bristol-Myers Squibb Co., Notes,
 Aa2                 295(b)     5.75%, 10/1/11                                   328,303
                               Bunge Limited Finance Corp., Gtd. Notes,
 Baa3                705        5.875%, 5/15/13                                  727,317
                               Calenergy, Inc., Sr. Notes,
 Baa3              2,000       6.96%, 9/15/03                                  2,021,810
 Baa3              2,000       7.23%, 9/15/05                                  2,211,430
                               Capital One Bank, Sr. Notes,
 Baa2                110       6.50%, 7/30/04                                    114,167
 Baa2              1,265(b)    6.875%, 2/1/06                                  1,357,392
 Baa3                400       6.50%, 6/13/13                                    396,249
                               Cardinal Health, Inc., Notes,
 A2                  975        4.00%, 6/15/15                                   933,786
                               CenterPoint Energy Houston Electric LLC,
                                Mtge. Bonds,
                               Ser. J,
 Baa2                750       5.70%, 3/15/13                                    813,307
                               Ser. K,
 Baa2                750       6.95%, 3/15/33                                    859,653
                               CenterPoint Energy Resources Corp.,
                                Sr. Notes,
 Ba1               1,100        7.875%, 4/1/13                                 1,265,268
                               CenturyTel, Inc., Sr. Notes,
 Baa2                750        7.875%, 8/15/12                                  946,523
                               CIT Group, Inc., Sr. Notes,
 A2                   65        5.50%, 11/30/07                                   70,320
                               Citigroup, Inc., Sub. Notes,
 Aa2               1,125(b)     6.625%, 6/15/32                                1,299,993
                               Citizens Communications Co., Notes,
 Baa2              1,900       8.50%, 5/15/06                                  2,203,641
 Baa2                500       9.25%, 5/15/11                                    646,975
                               Clear Channel Communications, Inc.,
                                Sr. Notes,
 Baa3              1,000       7.25%, 9/15/03                                  1,010,020
 Baa3                600       7.875%, 6/15/05                                   660,318
 Baa3                425       4.40%, 5/15/11                                    426,383

                                              See Notes to Financial Statements.
                                           Dryden Total Return Bond Fund, Inc. 5

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Comcast Corp., Notes,
 Baa3        $     1,400(b)    5.30%, 1/15/14                            $     1,439,819
 Baa3                500       7.05%, 3/15/33                                    555,324
                               Commonwealth Edison Co.,
                                Notes,
 Baa1              3,500       7.625%, 1/15/07                                 4,041,688
                               First Mtge. Bonds,
 A3                  300       5.875%, 2/1/33                                    317,608
                               Computer Associates International, Inc.,
                                Sr. Notes,
 Baa2                590(b)     6.375%, 4/15/05                                  625,400
                               Computer Sciences Corp., Sr. Notes,
 A2                  135        6.75%, 6/15/06                                   152,624
                               ConocoPhillips, Notes,
 A3                  600        6.375%, 3/30/09                                  699,079
                               Consumers Energy Co.,
                                First Mtge. Bonds,
 Baa3              1,000(h)    6.25%, 9/15/06                                  1,110,244
                               Sr. Notes,
 Baa3                250       5.375%, 4/15/13                                   262,466
                               Continental Airlines, Inc., Pass Through
                                Trust,
                                Ser. 1998-3, Class A-2,
 Baa3                595       6.32%, 11/1/08                                    577,203
                               Ser. 2000-1, Class A-1,
 Baa3                632(b)    8.048%, 11/1/20                                   626,535
                               Cox Communications, Inc., Notes,
 Baa2                500        7.125%, 10/1/12                                  597,066
                               Devon Financing Corp., Notes,
 Baa2                400        6.875%, 9/30/11                                  469,214
                               Dominion Resources, Inc., Sr. Notes, Ser.
                                A,
 Baa1              1,400(b)     2.80%, 2/15/05                                 1,418,473
                               Dow Chemical Co., Sr. Notes,
 A3                  900        5.75%, 11/15/09                                  984,280
                               Duke Energy Field Services LLC, Notes,
 Baa2              2,000        7.50%, 8/16/05                                 2,187,010
                               Eastman Chemical Co., Notes,
 Baa2                870        3.25%, 6/15/08                                   859,404
                               Electronic Data Systems Corp., Sr. Notes,
 Baa3              1,705(b)    6.85%, 10/15/04                                 1,785,988
 Baa3              2,125       6.00%, 8/1/13                                   2,071,662

See Notes to Financial Statements.
6 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Energy East Corp., Notes,
 Baa2        $       500        6.75%, 6/15/12                           $       580,947
                               Equifax, Inc., Notes,
 Baa1                375        4.95%, 11/1/07                                   397,052
                               ERP Operating L.P., Notes,
 Baa1                375       7.10%, 6/23/04                                    393,977
 Baa1              1,200       6.63%, 4/13/15                                  1,291,127
                               FirstEnergy Corp., Notes, Ser. B,
 Baa2              1,080        6.45%, 11/15/11                                1,185,149
                               Ford Motor Co., Notes,
 Baa1                 35        7.45%, 7/16/31                                    32,062
                               Ford Motor Credit Co., Notes,
 A3                1,475(b)    7.875%, 6/15/10                                 1,580,622
 A3                1,000(b)    7.25%, 10/25/11                                 1,028,073
                               General Electric Capital Corp., Notes,
                                Ser. A,
 Aaa               3,545        6.00%, 6/15/12                                 4,006,453
                               General Motors Acceptance Corp., Notes,
 A3                  755       6.875%, 9/15/11                                   757,519
 A3                  225       6.875%, 8/28/12                                   224,473
                               General Motors Corp.,
                                Sr. Notes,
 Baa1              1,380       7.125%, 7/15/13                                 1,372,631
                               Debs.,
 Baa1              1,455       8.375%, 7/15/33                                 1,429,086
                               Harrah's Operating Co., Inc.,
                                Gtd. Notes,
 Ba1                 410       7.875%, 12/15/05                                  445,875
                               Sr. Notes,
 Baa3                500       7.125%, 6/1/07                                    565,567
                               Hartford Financial Services Group, Inc.,
                                Sr. Notes,
 A3                  600        2.375%, 6/1/06                                   599,474
                               HCA, Inc., Notes,
 Ba1                 450       6.91%, 6/15/05                                    477,401
 Ba1               3,000       7.125%, 6/1/06                                  3,261,405
                               Hewlett-Packard Co., Notes,
 A3                  120        7.15%, 6/15/05                                   132,698
                               HMH Properties, Inc., Gtd. Notes,
                                Ser. A,
 Ba3                 200        7.875%, 8/1/05                                   203,500
                               Household Finance Corp., Notes,
 A1                  290       5.75%, 1/30/07                                    320,055
 A1                  155(b)    6.75%, 5/15/11                                    180,012

                                              See Notes to Financial Statements.
                                           Dryden Total Return Bond Fund, Inc. 7

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Ingersoll-Rand Co., Notes,
 A3          $     1,000        5.80%, 6/1/04                            $     1,040,234
                               International Business Machines Corp.,
                                Debs.,
 A1                  750        8.375%, 11/1/19                                1,031,162
                               International Lease Finance Corp., Notes,
 A1                  600       2.95%, 5/23/06                                    603,019
 A1                  360       5.875%, 5/1/13                                    387,569
                               ITT Corp., Notes,
 Ba1               2,000        6.75%, 11/15/03                                2,020,000
                               John Deere Capital Corp., Notes,
 A3                  375        7.00%, 3/15/12                                   445,200
                               JPMorgan, Sub. Notes,
 A2                  305(b)     5.75%, 1/2/13                                    333,451
                               KB Home Corp., Sr. Notes,
 Ba2                 340        7.75%, 10/15/04                                  356,575
                               Kerr-McGee Corp., Notes,
 Baa2              1,500        5.875%, 9/15/06                                1,635,882
                               Kraft Foods, Inc., Notes,
 A3                  150       5.25%, 6/1/07                                     162,557
 A3                  795       5.625%, 11/1/11                                   866,288
 A3                  425       6.25%, 6/1/12                                     480,751
                               Kroger Co., Sr. Notes,
 Baa3                500        6.20%, 6/15/12                                   552,344
                               Lear Corp., Sr. Notes, Ser. B,
 Ba1               1,040       7.96%, 5/15/05                                  1,107,600
 Ba1                 325       8.11%, 5/15/09                                    372,125
                               Lehman Brothers Holdings, Inc., Notes,
 A2                1,175        6.625%, 2/5/06                                 1,310,423
                               Liberty Media Corp., Sr. Notes, Class A,
 Baa3                400        5.70%, 5/15/13                                   406,608
                               MBNA Corp., M.T.N.,
 Baa2                270        6.125%, 3/1/13                                   293,667
                               News America, Inc., Gtd. Notes,
 Baa3              6,000        6.703%, 5/21/34                                6,222,720
                               Niagara Mohawk Power Corp.,
                                First Mtge. Bonds,
 Baa2              2,000       7.375%, 8/1/03                                  2,037,895
 Baa2              2,000       8.00%, 6/1/04                                   2,113,900
                               Nisource Finance Corp., Gtd. Notes,
 Baa3                200       7.625%, 11/15/05                                  218,670
 Baa3                970       7.875%, 11/15/10                                1,145,279

See Notes to Financial Statements.
8 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Norfolk Southern Corp., Notes,
 Baa1        $       800        7.80%, 5/15/27                           $     1,003,016
                               Northern State Power Co., First Mtge.
                                Bonds, Ser. B,
 A3                  400        8.00%, 8/28/12                                   506,447
                               Occidental Petroleum Corp., M.T.N.,
 Baa2                900        4.25%, 3/15/10                                   938,962
                               Ocean Energy, Inc., Sr. Notes,
 Baa3                150        7.25%, 10/1/11                                   178,935
                               Oncor Electric Delivery Co., Sr. Sec'd.
                                Notes,
 Baa1                700        6.375%, 1/15/15                                  794,098
                               Pacific Gas & Electric Co., First Mtge.
                                Bonds, Ser. 93C,
 B3                  500        6.25%, 8/1/03                                    460,527
                               Pactiv Corp., Debs.,
 Baa2              1,759        8.125%, 6/15/17                                2,269,706
                               Park Place Entertainment Corp.,
                                Sr. Sub. Notes,
 Ba2               1,060        7.875%, 12/15/05                               1,130,225
                               Parker & Parsley Petroleum Co.,
                                Sr. Notes,
 Ba1                 540       8.875%, 4/15/05                                   591,300
 Ba1                 715       8.25%, 8/15/07                                    822,250
                               Pemex Project Funding Master Trust, Notes,
 Baa1                750        7.375%, 12/15/14                                 821,250
                               Pharmacia Corp., Debs.,
 A1                  230        6.50%, 12/1/18                                   286,305
                               Pinnacle One Partners L.P., Sr. Notes,
 Ba2               2,100        8.83%, 8/15/04                                 2,178,750
                               Pitney Bowes, Inc., Notes,
 Aa3                 620        3.875%, 6/15/13                                  605,230
                               PNC Funding Corp., Sr. Sub. Notes,
 A3                  300        7.50%, 11/1/09                                   365,303
                               Popular North America, Inc., M.T.N., Ser.
                                E, F.R.N.,
 A3                2,000        2.939%, 10/15/03                               2,005,606
                               Quest Diagnostics, Inc., Sr. Notes,
 Baa3              3,175        6.75%, 7/12/06                                 3,556,213
                               Raytheon Co., Notes,
 Baa3                100       4.50%, 11/15/07                                   105,946
 Baa3                500       8.30%, 3/1/10                                     614,263
                               RBS Capital Trust I, Bonds, F.R.N.,
 A1                1,250        4.709%, 12/29/49                               1,250,884

                                              See Notes to Financial Statements.
                                           Dryden Total Return Bond Fund, Inc. 9

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Rockwell International Corp., Debs.,
 A3          $     1,500        5.20%, 1/15/98                           $     1,195,150
                               Sara Lee Corp., Notes,
 A3                  255        6.125%, 11/1/32                                  280,034
                               Sealed Air Corp., Sr. Notes,
 Baa3                600       5.625%, 7/15/13                                   605,244
 Baa3              1,250       6.875%, 7/15/33                                 1,274,813
                               Silgan Holdings, Inc., Sr. Sub. Debs.,
 B1                  900        9.00%, 6/1/09                                    931,500
                               Southern California Edison Co.,
                                First Mtge. Bonds,
 Ba3               2,000        6.375%, 1/15/06                                2,037,500
                               Sprint Capital Corp., Notes,
 Baa3              1,420       7.90%, 3/15/05                                  1,540,163
 Baa3              1,265       8.375%, 3/15/12                                 1,514,606
                               Target Corp., Notes,
 A2                  600       5.375%, 6/15/09                                   668,173
 A2                  500       6.35%, 1/15/11                                    576,980
                               Tele-Communications, Inc., Notes,
 Baa3              1,500        6.875%, 2/15/06                                1,659,801
                               Telecomunica de Puerto Rico, Inc.,
                                Sr. Notes,
 Baa1              1,800       6.65%, 5/15/06                                  1,991,115
 Baa1              1,150       6.80%, 5/15/09                                  1,311,152
                               TeleCorp PCS, Inc., Sr. Sub. Notes,
 Baa2              1,765        10.625%, 7/15/10                               2,131,238
                               Tenet Healthcare Corp., Sr. Notes,
 Baa3                150       6.50%, 6/1/12                                     139,125
 Baa3                185       7.375%, 2/1/13                                    178,525
                               Time Warner, Inc., Debs.,
 Baa1                300        9.15%, 2/1/23                                    379,211
                               Tosco Corp., Notes,
 A3                  750        7.25%, 1/1/07                                    857,524
                               Toys 'R' Us, Inc., Notes,
 Baa3                165        7.875%, 4/15/13                                  177,493
                               Tyson Foods, Inc., M.T.N.,
 Baa3                275        6.625%, 10/17/05                                 292,576
                               Unilever Capital Corp., Sr. Notes,
 A1                  500        5.90%, 11/15/32                                  538,357
                               Unisys Corp., Sr. Notes,
 Ba1                 330        8.125%, 6/1/06                                   353,100

See Notes to Financial Statements.
10 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               United Technologies Corp., Notes,
 A2          $       225        7.125%, 11/15/10                         $       271,455
                               UnumProvident Corp., Sr. Notes,
 Baa3                 85        7.625%, 3/1/11                                    90,950
                               Valero Energy Corp., Notes,
 Baa3                375        6.875%, 4/15/12                                  425,090
                               Viacom, Inc., Notes,
 A3                  400        5.50%, 5/15/33                                   397,646
                               Waste Management, Inc.,
                                Debs.,
 Baa1                450       7.65%, 3/15/11                                    541,434
                               Sr. Notes,
 Baa1                750(b)    7.375%, 8/1/10                                    899,945
 Baa1                800       7.75%, 5/15/32                                  1,002,622
                               Weyerhaeuser Co., Debs.,
 Baa2                325        7.375%, 3/15/32                                  373,594
                               World Color Press, Inc., Sr. Sub. Notes,
 Baa2              1,025        7.75%, 2/15/09                                 1,072,728
                               Yum! Brands, Inc., Sr. Notes,
 Ba1                 350        7.45%, 5/15/05                                   376,250
                                                                         ---------------
                               Total domestic corporate bonds                147,216,561
                                                                         ---------------
 FOREIGN CORPORATE BONDS(D)  6.7%
 -----------------------------------------------------------------------------------
                               African Development Bank
                                (Ivory Coast), Sub. Notes,
 Aa1               1,500        6.875%, 10/15/15                               1,844,431
                               Bombardier, Inc. (Canada), Notes,
 Baa3              1,000        6.75%, 5/1/12                                  1,025,000
                               Burlington Resources Finance Co. (Canada),
                                Gtd. Notes,
 Baa1                160        6.50%, 12/1/11                                   186,955
                               Calpine Canada Energy Finance Corp.
                                (Canada),
                                Gtd. Notes,
 B1                  285(i)     8.50%, 5/1/08                                        222
                               Carnival PLC (United Kingdom), Notes,
 Baa3                225        7.30%, 6/1/07                                    250,278
                               Cemex S.A. (Mexico), Notes,
 Ba1               1,250        9.625%, 10/1/09                                1,518,750
                               Cho Hung Bank (Korea), Sub. Notes,
 Baa3                615       11.50%, 4/1/10                                    701,440
 Baa3                700       11.875%, 4/1/10                                   798,386

                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 11

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Conoco Funding Co. (Canada), Gtd. Notes,
 A3          $     1,160        6.35%, 10/15/11                          $     1,354,968
                               Deutsche Telekom International Finance BV
                                (Netherlands), Gtd. Notes,
 Baa3                400       7.75%(h), 6/15/05                                 446,051
 Baa3                200       8.25%(h), 6/15/30                                 254,818
                               France Telecom S.A. (France), Notes,
 Baa3              1,000        7.75%, 3/1/11                                  1,258,565
                               KPN N.V. (Netherlands), Sr. Notes,
 Baa1              1,750        8.00%, 10/1/10                                 2,166,435
                               PCCW-HKTC Capital Ltd. (Hong Kong), Gtd.
                                Notes,
 Baa2              1,000        7.75%, 11/15/11                                1,156,617
                               Pemex Finance, Ltd. (Mexico), Notes,
 Baa1              2,000        9.14%, 8/15/04                                 2,082,180
                               Petroleos Mexicanos (Mexico), Notes, Ser.
                                P,
 Baa1              1,700        9.50%, 9/15/27                                 2,116,500
                               Petronas Capital, Ltd. (Malaysia),
                                Gtd. Notes,
 Baa1              1,530        7.00%, 5/22/12                                 1,769,873
                               Preferred Term Securities X, Ltd. (Cayman
                                Islands),
                                Sr. Notes, F.R.N.,
 Aaa               1,100        1.78%, 7/3/33                                  1,097,250
                               Qantas Airways, Ltd. (Australia), Notes,
 Baa1                650        5.125%, 6/20/13                                  637,330
                               Rogers Cablesystems, Ltd. (Canada),
                                Sr. Sec'd. Notes, Ser. B,
 Ba2                 875        10.00%, 3/15/05                                  949,375
                               Royal & Sun Alliance Insurance Group PLC
                                (United Kingdom), Gtd. Notes,
 Ba1                 400        8.95%, 10/15/29                                  376,204
                               Santander Central Hispano Issuances
                                (Spain), Notes,
 A2                  355        7.625%, 9/14/10                                  440,146
                               Telefonos de Mexico S.A. (Mexico),
                                Sr. Notes,
 A3                  500        8.25%, 1/26/06                                   561,250
                               Telus Corp. (Canada), Notes,
 Ba1               1,310       7.50%, 6/1/07                                   1,460,650
 Ba1                 500       8.00%, 6/1/11                                     577,500
                               United Mexican States (Mexico), Notes,
 Baa2              1,350        8.375%, 1/14/11                                1,617,300

See Notes to Financial Statements.
12 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               United News & Media PLC
                                (United Kingdom), Notes,
 Baa2        $       560        7.25%, 7/1/04                            $       579,842
                                                                         ---------------
                               Total foreign corporate bonds                  27,228,316
                                                                         ---------------
 FOREIGN GOVERNMENT SECURITIES  3.0%
 -----------------------------------------------------------------------------------
                               Brazilian Government Bonds,
 B2                  685        11.00%, 8/17/40                                  619,925
                               Canadian Government Bonds
 Aaa           CAD 5,955        4.25%, 9/1/08                                  4,467,729
                               Croatian Government Bonds, Ser. B, F.R.N.,
 Baa3           USD  434        2.1875%, 7/31/06                                 431,535
                               El Salvadoran Government Bonds,
 Baa3                700        7.75%, 1/24/23                                   729,750
                               New Zealand Government Bonds,
 Aaa           NZD 4,445        6.50%, 4/15/13                                 2,826,125
                               Polish Government Bonds,
 A(f)          PLN 6,735        8.50%, 6/12/05                                 1,839,869
                               Russian Government Bonds,
 Ba2           USD 1,100        8.25%, 3/31/10                                 1,270,500
                                                                         ---------------
                               Total foreign government securities            12,185,433
                                                                         ---------------
 MORTGAGE BACKED SECURITIES  32.0%
 -----------------------------------------------------------------------------------
                               Federal Home Loan Mortgage Corp.,
             $     2,465(e)    6.50%, 7/1/32 - 9/1/32                          1,604,743
                     922(e)    7.00%, 9/1/32                                     967,064
                   6,000       7.00%, TBA                                      6,290,628
                               Federal National Mortgage Association,
                  21,000(e)    5.00%, TBA                                     21,520,312
                   2,648(e)    5.50%, 1/1/17 - 5/1/17                          2,750,900
                  38,900(e)    5.50%, TBA                                     40,210,238
                   8,476(e)    6.00%, 9/1/17 - 11/1/32                         8,837,417
                  13,500(e)    6.00%, TBA                                     14,039,057
                  12,226(e)    6.50%, 12/1/17 - 4/1/33                        12,817,736
                   3,100(e)    6.50%, TBA                                      3,232,717
                   2,027(e)    7.00%, 3/1/32 - 6/1/32                          2,134,827
                  10,000       7.00%, TBA                                     10,531,250
                               Government National Mortgage Association,
                   2,983(e)    6.50%, 9/15/32                                  3,131,810
                   2,500       6.50%, TBA                                      2,625,000
                                                                         ---------------
                               Total mortgage backed securities              130,693,699
                                                                         ---------------

                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 13

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS  12.8%
 -----------------------------------------------------------------------------------
                               Federal Farm Credit Banks,
             $     1,940(e)     4.15%, 5/15/13                           $     1,990,157
                               Federal National Mortgage Association,
                  10,130(e)    6.00%, 5/15/08                                 11,697,891
                   5,220(e)    6.00%, 5/15/11                                  6,102,702
                   3,710(e)    6.375%, 6/15/09                                 4,393,757
                               United States Treasury Bonds,
                   1,505(b)     9.25%, 2/15/16                                 2,304,355
                               United States Treasury Notes,
                     715(e)    2.625%, 5/15/08                                   721,536
                     290(b)    3.00%, 2/15/08                                    298,417
                   3,200(e)    3.625%, 5/15/13                                 3,224,998
                  10,690(b)    6.00%, 8/15/09                                 12,609,603
                   2,040(b)    6.50%, 10/15/06                                 2,343,768
                     640(e)    6.50%, 2/15/10                                    776,425
                               United States Treasury Strips, P/O,
                   2,895(e)    Zero Coupon, 11/15/18                           1,415,307
                   3,425(e)    Zero Coupon, 5/15/19                            1,623,255
                   6,895(e)    Zero Coupon, 5/15/22                            2,719,995
                                                                         ---------------
                               Total U.S. government & agency obligations      52,222,166
                                                                         ---------------
 COLLATERALIZED MORTGAGE OBLIGATIONS  0.5%
 -----------------------------------------------------------------------------------
                               Federal Home Loan Mortgage Corp.,
                                Series 2586, Class LM,
 Aaa                  86(e)    3.75%, 3/15/33                                     85,817
                               Series 2586, Class LS,
 Aaa                 613(e)    4.00%, 3/15/33                                    613,020
                               Washington Mutual, Ser. 2002-AR15, Class
                                A-5,
 Aaa               1,400(e)     4.38%, 12/15/32                                1,427,630
                                                                         ---------------
                               Total collateralized mortgage obligations       2,126,467
                                                                         ---------------
 COMMERCIAL MORTGAGE BACKED SECURITIES  3.7%
 -----------------------------------------------------------------------------------
                               Bear Stearns Commercial Mortgage
                                Securities, Inc.,
                                Ser. 2003-T10, Class X2,
 AAA(f)           12,725(e)     1.439%, 3/13/40                                  904,668

See Notes to Financial Statements.
14 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               First Union National Bank Commercial
                                Mortgage Trust, Ser. 2000-C2, Class A-2,
 AAA(f)      $     2,670(e)     7.202%, 10/15/32                         $     3,219,347
                               J.P. Morgan Chase Commercial Mortgage
                                Securities,
                                Ser. 2003-ML1A, Class A-2,
 Aaa               1,740(e)     4.767%, 5/12/35                                1,824,516
                               Morgan Stanley Dean Witter Capital I, Ser.
                                2000-A3,
 Aaa                 750(e)     7.36%, 2/23/34                                   885,325
                               PNC Mortgage Acceptance Corp.,
                                Ser. 1999, Class A-1B,
 AAA(f)            3,560(e)     7.33%, 12/10/32                                4,274,895
                               Wachovia Bank Commercial Mortgage Trust,
                                Ser. 2003-C3, Class A-2,
 AAA(f)            3,930(e)     4.867%, 2/15/35                                4,145,714
                                                                         ---------------
                               Total commercial mortgage backed
                                securities                                    15,254,465
                                                                         ---------------
 MUNICIPALS  0.2%
 -----------------------------------------------------------------------------------
                               State of Illinois, Taxable Pension, G.O.,
 Aa3                 995        5.10%, 6/1/33                                    983,906
                                                                         ---------------
                               Total long-term investments
                                (cost $387,855,932)                          403,298,006
                                                                         ---------------
 SHORT-TERM INVESTMENTS  31.8%
             SHARES
             -----------
 MONEY MARKET FUND
                               Prudential Core Investment Fund--Taxable
                                Money Market Series (Note 3)
             130,108,903(c)     (cost $130,108,903)                          130,108,903
                                                                         ---------------
                               TOTAL INVESTMENTS  130.5%
                                (COST $517,964,835; NOTE 5)                  533,406,909
                               Liabilities in excess of other
                                assets  (30.5%)                             (124,540,690)
                                                                         ---------------
                               NET ASSETS  100.0%                        $   408,866,219
                                                                         ---------------
                                                                         ---------------

                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 15

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

CAD--Canadian Dollar.
F.R.N.--Floating Rate Note.
G.O.--General Obligation.
M.T.N.--Medium Term Note.
P/O--Principal Only Security.
PLN--Polish Zloty.
TBA--To Be Announced Security.
NZD--New Zealand Dollar.
(a) Portion of security segregated as collateral for financial futures contracts.
(b) Securities or portion thereof, on loan; see Note 4.
(c) Represents security or portion thereof, purchased with cash collateral received for securities on loan; see Note 4.
(d) US$ denominated foreign bonds.
(e) All or a portion of security segregated as collateral for TBA securities.
(f) Standard & Poor's rating.
(g) TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or principal distributed. Rate shown reflects the weighted average rate of underlying securities as of June 30, 2003.
(h) Variable rate security. Rate dependent on changes in Standard & Poor's or Moody's rating.
(i) Figure is actual (not rounded to nearest thousand).

The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
See Notes to Financial Statements.
16 Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and other liabilities shown as a percentage of net assets as of June 30, 2003 was as follows:
Mortgage Backed Securities.........................................   32.0%
Money Market.......................................................   31.8
U.S. Government & Agency Obligations...............................   12.8
Utilities..........................................................    7.8
Foreign Corporate Bonds............................................    6.7
Telecommunications.................................................    4.2
Asset Backed Securities............................................    3.8
Commercial Mortgage Backed Securities..............................    3.7
Foreign Government Securities......................................    3.0
Financial Services.................................................    2.9
Media..............................................................    2.4
Banking............................................................    2.3
Healthcare.........................................................    2.1
Electric & Related.................................................    1.9
Technology.........................................................    1.8
Paper & Packaging..................................................    1.3
Automotive.........................................................    1.1
Entertainment......................................................    1.1
Cable..............................................................    1.0
Environmental......................................................    0.8
Food & Beverage....................................................    0.8
Chemicals..........................................................    0.5
Collateralized Mortgage Obligations................................    0.5
Gaming.............................................................    0.5
Lodging............................................................    0.5
Building Materials.................................................    0.4
Real Estate........................................................    0.4
Retail.............................................................    0.4
Airlines...........................................................    0.3
Brokerage..........................................................    0.3
General Industries.................................................    0.3
Transportation.....................................................    0.3
Aerospace..........................................................    0.2
Insurance..........................................................    0.2
Municipals.........................................................    0.2
Pharmaceuticals....................................................    0.1
Supermarkets.......................................................    0.1
Liabilities in excess of other assets..............................  (30.5)
                                                                     -----
                                                                     100.0%
                                                                     -----
                                                                     -----
                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 17

Statement of Assets and Liabilities

as of June 30, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at value including securities on loan of $23,908,264
 (cost $517,964,835)                                                      $533,406,909
 Cash                                                                           85,401
 Receivable for investments sold                                            27,677,443
 Dividends and interest receivable                                           3,813,090
 Receivable for Fund shares sold                                               586,255
 Unrealized appreciation on forward currency contracts                         400,973
 Receivable for securities lending income                                       14,931
 Due from broker-variation margin                                               14,594
 Other assets                                                                    1,750
                                                                          ------------
 TOTAL ASSETS                                                              566,001,346
                                                                          ------------
 LIABILITIES
 -----------------------------------------------------------------------------------
 Payable for investments purchased                                         128,750,301
 Payable to broker for collateral for securities on loan (Note 4)           24,844,781
 Payable for Fund shares reacquired                                          2,232,071
 Dividends payable                                                             336,480
 Unrealized depreciation on forward currency contracts                         288,561
 Accrued expenses                                                              267,719
 Distribution fee payable                                                      195,779
 Management fee payable                                                        171,880
 Deferred directors' fees payable                                               33,916
 Securities lending rebate payable                                              11,173
 Foreign withholding tax payable                                                 1,527
 Payable to securities lending agent                                               939
                                                                          ------------
 TOTAL LIABILITIES                                                         157,135,127
                                                                          ------------
 NET ASSETS                                                               $408,866,219
                                                                          ------------
                                                                          ------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Common stock, at par                                                  $     31,265
    Paid-in capital in excess of par                                       414,261,719
                                                                          ------------
                                                                           414,292,984
    Overdistribution of net investment income                                 (851,833)
    Accumulated net realized loss on investments and foreign currency
       transactions                                                        (20,177,912)
    Net unrealized appreciation on investments and foreign currencies       15,602,980
                                                                          ------------
 NET ASSETS, JUNE 30, 2003                                                $408,866,219
                                                                          ------------
                                                                          ------------

See Notes to Financial Statements.
18 Visit our website at www.jennisondryden.com

 CLASS A
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($140,072,647 / 10,709,871 shares of common stock issued and outstanding)     $13.08
 Maximum sales charge (4% of offering price)                                      .55
                                                                               ------
 Maximum offering price to public                                              $13.63
                                                                               ------
                                                                               ------
 CLASS B
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($178,661,735 / 13,660,082 shares of common stock issued and outstanding)     $13.08
                                                                               ------
                                                                               ------
 CLASS C
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($24,198,676 / 1,850,180 shares of common stock issued and outstanding)       $13.08
 Sales charge (1% of offering price)                                              .13
                                                                               ------
 Offering price to public                                                      $13.21
                                                                               ------
                                                                               ------
 CLASS Z
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($65,933,161 / 5,045,036 shares of common stock issued and outstanding)       $13.07
                                                                               ------
                                                                               ------

                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 19

Statement of Operations

Six Months Ended June 30, 2003 (Unaudited)

 NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Income
 Interest                                                               $ 9,522,281
 Dividend                                                                   645,841
 Income from securities lending, net                                         26,871
                                                                     -----------------
 TOTAL INCOME                                                            10,194,993
                                                                     -----------------
 Expenses
 Management fee                                                           1,004,151
 Distribution fee--Class A                                                  160,338
 Distribution fee--Class B                                                  924,352
 Distribution fee--Class C                                                   86,189
 Transfer agent's fees and expenses                                         435,000
 Reports to shareholders                                                    115,000
 Custodian's fees and expenses                                              106,000
 Registration fees                                                           45,000
 Legal fees and expenses                                                     43,000
 Audit fee                                                                   16,000
 Directors' fees                                                              7,000
 Miscellaneous                                                                8,024
                                                                     -----------------
 TOTAL EXPENSES                                                           2,950,054
                                                                     -----------------
 Net investment income                                                    7,244,939
                                                                     -----------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
 -----------------------------------------------------------------------------------
 Net realized gain (loss) on:
    Investment transactions                                              10,820,455
    Financial futures transactions                                           46,905
    Foreign currency transactions                                        (1,792,854)
    Short sale transactions                                                 (35,627)
                                                                     -----------------
                                                                          9,038,879
                                                                     -----------------
 Net change in unrealized appreciation (depreciation) on:
    Investment transactions                                               3,958,941
    Financial futures contracts                                             140,034
    Foreign currencies                                                      282,689
                                                                     -----------------
                                                                          4,381,664
                                                                     -----------------
 Net gain on investments                                                 13,420,543
                                                                     -----------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $20,665,482
                                                                     -----------------
                                                                     -----------------

See Notes to Financial Statements.
20 Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

 -----------------------------------------------------------------------------------
                                                     SIX MONTHS              YEAR
                                                        ENDED                ENDED
                                                    JUNE 30, 2003      DECEMBER 31, 2002
 INCREASE IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                              $   7,244,939        $  17,961,476
 Net realized gain (loss) on investments and
    foreign currency transactions                       9,038,879           (5,038,974)
 Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currencies                                          4,381,664            8,762,473
                                                  -----------------    -----------------
 Net increase in net assets resulting from
 operations                                            20,665,482           21,684,975
                                                  -----------------    -----------------
 DIVIDENDS (NOTE 1)
 Dividends from net investment income
 Class A                                               (2,787,224)          (5,488,819)
 Class B                                               (3,330,046)          (9,087,311)
 Class C                                                 (442,384)            (961,045)
 Class Z                                               (1,506,943)          (2,950,535)
                                                  -----------------    -----------------
                                                       (8,066,597)         (18,487,710)
                                                  -----------------    -----------------
 FUND SHARE TRANSACTIONS (NET OF SHARE
 CONVERSIONS) (NOTE 6)
 Net proceeds from shares sold                         64,612,343          159,244,879
 Net asset value of shares issued to
    shareholders in reinvestment of dividends           6,615,759           15,626,036
 Cost of shares reacquired                            (66,417,496)        (128,291,292)
                                                  -----------------    -----------------
 Net increase in net assets from Fund share
 transactions                                           4,810,606           46,579,623
                                                  -----------------    -----------------
 Total increase                                        17,409,491           49,776,888
 NET ASSETS
 -----------------------------------------------------------------------------------
 Beginning of period                                  391,456,728          341,679,840
                                                  -----------------    -----------------
 End of period                                      $ 408,866,219        $ 391,456,728
                                                  -----------------    -----------------
                                                  -----------------    -----------------

                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 21

Notes to Financial Statements

(Unaudited)

Dryden Total Return Bond Fund, Inc. (the 'Fund'), formerly known as Prudential Total Return Bond Fund, Inc., which was incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund's investment adviser. This means the Fund invests at least 80% of its investable assets in debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with Prudential Investment Management, Inc. ('PIM' or 'Subadviser'), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Forward currency exchange contracts are valued at the current cost of covering or offsetting the contract on the day of valuation. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a

22 Visit our website at www.jennisondryden.com valuation or methodology that, in the judgement of the Subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Directors, in consultation with the Manager or Subadviser. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among
                                          Dryden Total Return Bond Fund, Inc. 23
other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Dollar Rolls: The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the components of the dollar rolls as purchase and sale transactions. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by

24 Visit our website at www.jennisondryden.com the lower repurchase price at the future date. The difference between the sales and proceeds and the lower repurchase price is recorded as interest income. The Fund had dollar rolls outstanding as of June 30, 2003, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Fund maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Fund is subject to the risk that the market value of the securities is obligated to repurchase under the agreement decline below the repurchase price.

Securities Lending: The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate and securities lending agent fee, for lending its securities in the form of interest or dividends on the collateral received for the securities loaned. The Fund is entitled to any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular securities and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at the time of termination is less or greater than the proceeds originally received, respectively.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees which are charged directly to the respective classes) and unrealized and realized gains or losses are
                                          Dryden Total Return Bond Fund, Inc. 25
allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

NOTE 2. AGREEMENTS

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with PIM. The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2003, such expenses under the Plans were .25 of 1% of the

26 Visit our website at www.jennisondryden.com average daily net assets of Class A shares, 1% of the average daily net assets of Class B shares and .75 of 1% of the average daily net assets for Class C shares.

PIMS has advised the Fund that it has received approximately $104,100 and $18,700 in front-end sales charges resulting from the sale of Class A and Class C shares, respectively, for the six months ended June 30, 2003. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2003, it received approximately $209,100 and $4,900 in contingent deferred sales charges imposed upon redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended June 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2003.

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and a wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2003, the Fund incurred fees of approximately $360,400 for the services of PMFS. As of June 30, 2003, approximately $59,500 of such fees were due to PMFS.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $20,000 in total networking fees, of which the amount relating to the services of
                                          Dryden Total Return Bond Fund, Inc. 27

Prudential Securities, Inc. ('PSI'), was approximately $19,000 for the six months ended June 30, 2003. As of June 30, 2003, approximately $3,200 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

PSI was the securities lending agent for the Fund. Effective July 1, 2003, PIM is the Fund's securities lending agent. For the six months ended June 30, 2003, PSI has been compensated by the Fund approximately $9,000 for these services of which $900 is payable at June 30, 2003.

Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential.

The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2003, the Fund earned approximately $645,800 and $26,900 from the Series by investing its excess cash and collateral from securities lending, respectively.

NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 2003, aggregated $1,479,431,850 and $1,444,060,619, respectively.

As of June 30, 2003, the Fund had securities on loan with an aggregated market value of $23,908,264. The Fund received $24,844,781 in cash as collateral for securities on loan which it used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

28 Visit our website at www.jennisondryden.com

During the six months ended June 30, 2003, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2003, are as follows:

                                                    VALUE AT        VALUE AT         UNREALIZED
NUMBER OF                          EXPIRATION         TRADE         JUNE 30,        APPRECIATION
CONTRACTS          TYPE               DATE            DATE            2003         (DEPRECIATION)
---------     ---------------     ------------     -----------     -----------     ---------------
              Long Positions:
    42        U.S. Treasury
              Notes 5 Yr.         Sept. 2003       $ 4,822,736     $ 4,835,250        $  12,514
    99        U.S. Treasury
              Bonds 20 Yr.        Sept. 2003        11,725,871      11,617,031         (108,840)
              Short
              Positions:
   100        U.S. Treasury
              Notes 2 Yr.         Sept. 2003        21,646,737      21,629,688           17,049
   114        U.S. Treasury
              Notes 10 Yr.        Sept. 2003        13,515,385      13,387,875          127,510
                                                                                   ---------------
                                                                                      $  48,233
                                                                                   ---------------
                                                                                   ---------------

At June 30, 2003, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:

                        VALUE AT
FOREIGN CURRENCY     SETTLEMENT DATE      CURRENT VALUE AT       UNREALIZED
PURCHASE CONTRACTS       PAYABLE           JUNE 30, 2003        DEPRECIATION
-------------------  ----------------     ----------------     --------------
Euros,
  expiring 7/2/03        $ 12,156,640         $ 11,912,963         $ (243,677)
Polish Zloty,
  expiring 7/16/03            118,307              116,677             (1,630)
                      ----------------     ----------------     --------------
                         $ 12,274,947         $ 12,029,640         $ (245,307)
                      ----------------     ----------------     --------------
                      ----------------     ----------------     --------------

                          VALUE AT
FOREIGN CURRENCY       SETTLEMENT DATE      CURRENT VALUE AT       UNREALIZED         UNREALIZED
SALE CONTRACTS             PAYABLE           JUNE 30, 2003        APPRECIATION       DEPRECIATION
-------------------    ----------------     ----------------     --------------     --------------
Canadian Dollars,
  expiring 7/28/03       $  4,616,973         $  4,571,979          $ 44,994                 --
Euros,
  expiring 7/2/03          12,211,160           11,912,963           298,197                 --
New Zealand
  Dollars,
  expiring 7/14/03          2,801,166            2,844,420                --           $(43,254)
Polish Zloty,
  expiring 7/16/03          2,038,333            1,980,551            57,782                 --
                       ----------------     ----------------         -------            -------
                         $ 21,667,632         $ 21,309,913          $400,973           $(43,254)
                       ----------------     ----------------         -------            -------
                       ----------------     ----------------         -------            -------

                                         Dryden Total Return Bond Fund, Inc. 29

NOTE 5. TAX INFORMATION

For federal tax purposes, the Fund had a capital loss carryforward as of December 31, 2002 of approximately $28,509,600 of which $193,500 is expiring in 2006, $8,534,200 in 2007, $6,836,700 in 2008 and $12,945,200 in 2010.
Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The capital loss carryforward differs from the amount on the Statement of Assets and Liabilities primarily due to the Fund electing to treat post-October capital and currency losses of approximately $473,300 and $317,600, respectively, as having occurred in the current fiscal year.

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2003 were as follows:

                                                                  NET
   TAX BASIS                                                  UNREALIZED
OF INVESTMENTS       APPRECIATION        DEPRECIATION        APPRECIATION
---------------     ---------------     ---------------     ---------------
 $518,149,866         $15,927,419          $670,376           $15,257,043

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

NOTE 6. CAPITAL

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge for the first fiscal year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, B, C and Z shares.

30 Visit our website at www.jennisondryden.com

Transactions in shares of common stock were as follows:

CLASS A                                                           SHARES         AMOUNT
-------------------------------------------------------------   ----------    ------------
Six months ended June 30, 2003:
Shares sold                                                      1,869,290    $ 24,052,531
Shares issued in reinvestment of distributions                     174,403       2,245,105
Shares reacquired                                               (2,122,620)    (27,396,996)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       (78,927)     (1,099,360)
Shares issued upon conversion from Class B                       1,252,390      16,367,523
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                    1,173,463    $ 15,268,163
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      4,669,413    $ 58,137,777
Shares issued in reinvestment of distributions                     367,129       4,578,242
Shares reacquired                                               (4,101,103)    (51,072,282)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       935,439      11,643,737
Shares issued upon conversion from Class B                       1,394,881      17,443,672
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                    2,330,320    $ 29,087,409
                                                                ----------    ------------
                                                                ----------    ------------
CLASS B
-------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                      1,354,070    $ 17,388,690
Shares issued in reinvestment of distributions                     204,904       2,635,954
Shares reacquired                                               (1,437,711)    (18,477,621)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       121,263       1,547,023
Shares reacquired upon conversion into Class A                  (1,252,390)    (16,367,523)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                   (1,131,127)   $(14,820,500)
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      4,230,772    $ 52,741,421
Shares issued in reinvestment of distributions                     599,566       7,476,528
Shares reacquired                                               (3,654,087)    (45,470,056)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     1,176,251      14,747,893
Shares reacquired upon conversion into Class A                  (1,394,881)    (17,443,672)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                     (218,630)   $ (2,695,779)
                                                                ----------    ------------
                                                                ----------    ------------
CLASS C
-------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                        443,874    $  5,690,533
Shares issued in reinvestment of distributions                      26,398         339,784
Shares reacquired                                                 (316,463)     (4,071,315)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       153,809    $  1,959,002
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                        875,239    $ 10,893,836
Shares issued in reinvestment of distributions                      61,742         769,891
Shares reacquired                                                 (612,280)     (7,618,015)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       324,701    $  4,045,712
                                                                ----------    ------------
                                                                ----------    ------------

                                          Dryden Total Return Bond Fund, Inc. 31

CLASS Z                                                           SHARES         AMOUNT
-------------------------------------------------------------   ----------    ------------
Six months ended June 30, 2003:
Shares sold                                                      1,360,628    $ 17,480,589
Shares issued in reinvestment of distributions                     108,463       1,394,916
Shares reacquired                                               (1,271,382)    (16,471,564)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       197,709    $  2,403,941
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      3,011,843    $ 37,471,845
Shares issued in reinvestment of distributions                     224,837       2,801,375
Shares reacquired                                               (1,940,542)    (24,130,939)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     1,296,138    $ 16,142,281
                                                                ----------    ------------
                                                                ----------    ------------

32 Visit our website at www.jennisondryden.com

Financial Highlights

                    JUNE 30, 2003     SEMIANNUAL REPORT

                    Dryden Total Return Bond Fund, Inc.

Financial Highlights

(Unaudited)

                                                                          CLASS A
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $   12.68
                                                                           -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                         .25
 Net realized and unrealized gain (loss) on investment
    transactions                                                               .42
                                                                           -------
 Total from investment operations                                              .67
                                                                           -------
 LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income                                         (.27)
 Distributions in excess of net investment income                               --
                                                                           -------
 Total dividends and distributions                                            (.27)
                                                                           -------
 Net asset value, end of period                                          $   13.08
                                                                           -------
                                                                           -------
 TOTAL RETURN(B)                                                              5.31%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000)                                         $ 140,073
 Average net assets (000)                                                $ 129,333
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                 1.14%(d)
    Expenses, excluding distribution and service (12b-1) fees                  .89%(d)
    Net investment income                                                     4.35%(d)
 For Class A, B, C and Z shares:
    Portfolio turnover rate                                                    376%(e)

------------------------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Not annualized.

See Notes to Financial Statements.

34 Visit our website at www.jennisondryden.com

                                               CLASS A
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
     $  12.59             $  12.54             $  12.35             $  13.23             $  13.41
      -------               ------               ------               ------               ------
          .65                  .79                  .81                  .83(a)               .85(a)
          .12                  .06                  .20                 (.86)                (.18)
      -------               ------               ------               ------               ------
          .77                  .85                 1.01                 (.03)                 .67
      -------               ------               ------               ------               ------
         (.68)                (.80)                (.82)                (.82)                (.85)
           --                   --                   --                 (.03)                  --(c)
      -------               ------               ------               ------               ------
         (.68)                (.80)                (.82)                (.85)                (.85)
      -------               ------               ------               ------               ------
     $  12.68             $  12.59             $  12.54             $  12.35             $  13.23
      -------               ------               ------               ------               ------
      -------               ------               ------               ------               ------
         6.38%                6.84%                8.60%                (.23)%               5.14%
     $120,936             $ 90,733             $ 64,289             $ 62,660             $ 59,186
     $100,691             $ 77,996             $ 59,196             $ 61,661             $ 51,915
         1.12%                1.18%                1.24%                1.00%(a)              .90%(a)
          .87%                 .93%                 .99%                 .75%(a)              .75%(a)
         5.30%                6.11%                6.73%                6.41%(a)             6.36%(a)
          658%                 375%                 218%                 236%                 304%

                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 35

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS B
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $   12.68
                                                                           -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                         .20
 Net realized and unrealized gain (loss) on investment
    transactions                                                               .42
                                                                           -------
 Total from investment operations                                              .62
                                                                           -------
 LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income                                         (.22)
 Distributions in excess of net investment income                               --
                                                                           -------
 Total dividends and distributions                                            (.22)
                                                                           -------
 Net asset value, end of period                                          $   13.08
                                                                           -------
                                                                           -------
 TOTAL RETURN(B)                                                              4.94%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000)                                         $ 178,662
 Average net assets (000)                                                $ 186,403
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                 1.89%(d)
    Expenses, excluding distribution and service (12b-1) fees                  .89%(d)
    Net investment income                                                     3.60%(d)

------------------------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
See Notes to Financial Statements.
36 Visit our website at www.jennisondryden.com

                                               CLASS B
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
     $  12.59             $  12.53             $  12.35             $  13.23             $  13.41
      -------              -------              -------              -------              -------
          .56                  .73                  .75                  .77(a)               .77(a)
          .12                  .07                  .19                 (.86)                (.18)
      -------              -------              -------              -------              -------
          .68                  .80                  .94                 (.09)                 .59
      -------              -------              -------              -------              -------
         (.59)                (.74)                (.76)                (.76)                (.77)
           --                   --                   --                 (.03)                  --(c)
      -------              -------              -------              -------              -------
         (.59)                (.74)                (.76)                (.79)                (.77)
      -------              -------              -------              -------              -------
     $  12.68             $  12.59             $  12.53             $  12.35             $  13.23
      -------              -------              -------              -------              -------
      -------              -------              -------              -------              -------
         5.61%                6.41%                7.97%                (.72)%               4.51%
     $187,582             $188,996             $155,401             $170,706             $186,659
     $191,688             $172,035             $157,836             $183,188             $172,236
         1.87%                1.68%                1.74%                1.50%(a)             1.50%(a)
          .87%                 .93%                 .99%                 .75%(a)              .75%(a)
         4.60%                5.64%                6.20%                5.91%(a)             5.76%(a)

                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 37

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS C
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 12.68
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .22
 Net realized and unrealized gain (loss) on investment
    transactions                                                              .42
                                                                           ------
 Total from investment operations                                             .64
                                                                           ------
 LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income                                        (.24)
 Distributions in excess of net investment income                              --
                                                                           ------
 Total dividends and distributions                                           (.24)
                                                                           ------
 Net asset value, end of period                                           $ 13.08
                                                                           ------
                                                                           ------
 TOTAL RETURN(B)                                                             5.06%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000)                                          $24,199
 Average net assets (000)                                                 $23,174
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                1.64%(d)
    Expenses, excluding distribution and service (12b-1) fees                 .89%(d)
    Net investment income                                                    3.85%(d)

------------------------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

See Notes to Financial Statements.

38 Visit our website at www.jennisondryden.com

                                               CLASS C
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
     $  12.59             $  12.53              $12.35               $13.23               $13.41
       ------               ------               -----                -----                -----
          .58                  .72                 .76                  .77(a)               .77(a)
          .13                  .08                 .19                 (.86)                (.18)
       ------               ------               -----                -----                -----
          .71                  .80                 .95                 (.09)                 .59
       ------               ------               -----                -----                -----
         (.62)                (.74)               (.77)                (.76)                (.77)
           --                   --                  --                 (.03)                  --(c)
       ------               ------               -----                -----                -----
         (.62)                (.74)               (.77)                (.79)                (.77)
       ------               ------               -----                -----                -----
     $  12.68             $  12.59              $12.53               $12.35               $13.23
       ------               ------               -----                -----                -----
       ------               ------               -----                -----                -----
         5.85%                6.41%               8.13%                (.72)%               4.51%
     $ 21,513             $ 17,272              $9,909               $9,257               $9,282
     $ 19,384             $ 12,928              $8,822               $9,696               $7,390
         1.62%                1.68%               1.74%                1.50%(a)             1.50%(a)
          .87%                 .93%                .99%                 .75%(a)              .75%(a)
         4.81%                5.59%               6.19%                5.91%(a)             5.76%(a)

                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 39

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS Z
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 12.67
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .27
 Net realized and unrealized gain (loss) on investment
    transactions                                                              .41
                                                                           ------
 Total from investment operations                                             .68
                                                                           ------
 LESS DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income                                        (.28)
 Distributions in excess of net investment income                              --
                                                                           ------
 Total dividends and distributions                                           (.28)
                                                                           ------
 Net asset value, end of period                                           $ 13.07
                                                                           ------
                                                                           ------
 TOTAL RETURN(B)                                                             5.44%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000)                                          $65,933
 Average net assets (000)                                                 $66,079
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                 .89%(d)
    Expenses, excluding distribution and service (12b-1) fees                 .89%(d)
    Net investment income                                                    4.60%(d)

------------------------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

See Notes to Financial Statements.

40 Visit our website at www.jennisondryden.com

                                               CLASS Z
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
     $  12.58             $  12.52             $  12.34             $  13.22             $  13.40
       ------               ------               ------               ------               ------
          .68                  .83                  .84                  .86(a)               .87(a)
          .12                  .06                  .19                 (.86)                (.18)
       ------               ------               ------               ------               ------
          .80                  .89                 1.03                   --                  .69
       ------               ------               ------               ------               ------
         (.71)                (.83)                (.85)                (.85)                (.87)
           --                   --                   --                 (.03)                  --(c)
       ------               ------               ------               ------               ------
         (.71)                (.83)                (.85)                (.88)                (.87)
       ------               ------               ------               ------               ------
     $  12.67             $  12.58             $  12.52             $  12.34             $  13.22
       ------               ------               ------               ------               ------
       ------               ------               ------               ------               ------
         6.64%                7.19%                8.81%                 .01%                5.30%
     $ 61,425             $ 44,679             $ 58,667             $ 50,215             $ 52,879
     $ 51,861             $ 54,052             $ 50,576             $ 51,729             $ 48,988
          .87%                 .93%                 .99%                 .75%(a)              .75%(a)
          .87%                 .93%                 .99%                 .75%(a)              .75%(a)
         5.54%                6.46%                6.94%                6.67%(a)             6.51%(a)

                                              See Notes to Financial Statements.
                                          Dryden Total Return Bond Fund, Inc. 41

Supplemental Proxy Information

A meeting of the Fund's shareholders was held on July 17, 2003, in conjunction with shareholder meetings for certain other funds within the JennisonDryden Mutual Fund complex. The meeting was held for the following purposes:

(1) To elect the following ten individuals to serve on the Fund's Board of Directors to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy generally calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

    -  David E. Carson
    -  Robert E. La Blanc
    -  Douglas H. McCorkindale
    -  Stephen P. Munn
    -  Richard A. Redeker
    -  Robin B. Smith
    -  Stephen Stoneburn
    -  Clay T. Whitehead
    -  Judy A. Rice
    -  Robert F. Gunia

(2) To approve a proposal to permit the manager to enter into, or make material changes to, subadvisory agreements without shareholder approval.

(3) To permit an amendment to the management contract between PI and the Fund.

(4) To approve changes to fundamental investment restrictions and policies.

(5) To approve amendments to the Fund's Articles of Incorporation.

The results of the proxy solicitation on the above matters were:

           DIRECTOR/MANAGER/             VOTES        VOTES
        INVESTMENT RESTRICTION            FOR        AGAINST     ABSTENTIONS
     -----------------------------    -----------    --------    -----------
(1)  David E. Carson                   21,229,317       --           --
     Robert E. La Blanc                21,229,044       --           --
     Douglas H. McCorkindale           21,230,000       --           --
     Stephen P. Munn                   21,231,456       --           --
     Richard A. Redeker                21,232,264       --           --

42 Visit our website at www.jennisondryden.com

           DIRECTOR/MANAGER/             VOTES        VOTES
        INVESTMENT RESTRICTION            FOR        AGAINST     ABSTENTIONS
     -----------------------------    -----------    --------    -----------
     Robin B. Smith                    21,259,686       --           --
     Stephen Stoneburn                 21,231,562       --           --
     Clay T. Whitehead                 21,231,111       --           --
     Judy A. Rice                      21,263,694       --           --
     Robert F. Gunia                   21,231,332       --           --

(2)  Subadvisory agreement              8,604,476     742,721        274,335

(3)  Amendment to management
     contract                          20,731,431     490,526        295,290

(4)  Fundamental investment
     restrictions

(4a) Fund diversification               8,944,594     408,854        268,083

(4b) Issuing senior securities,
     borrowing money or pledging
     assets                             8,737,770     577,612        306,150

(4c) Buying and selling real
     estate                             8,880,692     441,143        299,697

(4d) Buying and selling
     commodities and commodity
     contracts                          8,817,023     503,283        301,226

(4e) Fund concentration                 8,876,808     444,796        299,928

(4f) Making loans                       8,731,542     573,716        316,274

(4g) Other investment
     restrictions, including
     investing in securities of
     other investment companies         8,823,293     498,215        300,024

(5)  Amendments to the Articles of
     Incorporation                      8,935,595     362,697        323,240

                                         Dryden Total Return Bond Fund, Inc. 43

MAIL                      TELEPHONE           WEBSITE
Gateway Center Three      (800) 225-1852      www.jennisondryden.com
100 Mulberry Street
Newark, NJ 07102-4077

DIRECTORS
David E.A. Carson - Robert F. Gunia - Robert E.
La Blanc - Douglas H. McCorkindale - Stephen P.
Munn - Richard A. Redeker - Judy A. Rice -
Robin B. Smith - Stephen D. Stoneburn - Clay T. Whitehead

OFFICERS
Judy A. Rice, President - Robert F. Gunia, Vice
President - Grace C. Torres, Treasurer -
Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary - Deborah A. Docs,
Secretary - Maryanne Ryan,
Anti-Money Laundering Compliance Officer

MANAGER                   Prudential Investments LLC  Gateway Center Three
                                                      100 Mulberry Street
                                                      Newark, NJ 07102-4077
---------------------------------------------------------------------------
INVESTMENT ADVISER        Prudential Investment       Gateway Center Two
                          Management, Inc.            100 Mulberry Street
                                                      Newark, NJ 07102
---------------------------------------------------------------------------
DISTRIBUTOR               Prudential Investment       Gateway Center Three
                          Management Services LLC     14th Floor
                                                      100 Mulberry Street
                                                      Newark, NJ 07102-4077
---------------------------------------------------------------------------
CUSTODIAN                 State Street Bank           One Heritage Drive
                          and Trust Company           North Quincy, MA 02171
---------------------------------------------------------------------------
TRANSFER AGENT            Prudential Mutual Fund      PO Box 8098
                          Services LLC                Philadelphia, PA 19101
---------------------------------------------------------------------------
INDEPENDENT AUDITORS      PricewaterhouseCoopers LLP  1177 Avenue of the
                                                      Americas
                                                      New York, NY 10036
---------------------------------------------------------------------------
LEGAL COUNSEL             Shearman & Sterling LLP     599 Lexington Avenue
                                                      New York, NY 10022
---------------------------------------------------------------------------

Dryden Total Return Bond Fund, Inc.
Share Class        A           B           C           Z
Nasdaq             PDBAX       PRDBX       PDBCX       PDBZX
CUSIP              262492101   262492200   262492309   262492408

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2003 were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

JennisonDrydenMutualFunds

Dryden Total Return Bond Fund, Inc.

Share Class   A          B          C          Z
Nasdaq        PDBAX      PRDBX      PDBCX      PDBZX
CUSIP         262492101  262492200  262492309  262492408

MF166E2 IFS-A083141

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dryden Total Return Bond Fund, Inc.

By: /s/ Deborah Docs
    ----------------------------------------------------------
    Deborah Docs
    Secretary

Date: August 26, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003